Hod Maden Interest	12 Months Ended
Dec. 31, 2018
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Hod Maden Interest

8 – Hod Maden Interest

On July 3, 2017, the Company acquired a 30% net profits interest in Artmin Madencilik Sanaya ve Ticaret A.S, incorporated in Turkey which owns and operates the Hod Maden project. This interest is accounted for using the equity method and its financial results are adjusted, where appropriate, to give effect to uniform accounting policies.

The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Beginning of Year	$177,452	$—
Acquisition of Investment in Associate (note 7)	0	190,714
Company’s share of net income (loss) of associate	(178)	(28)
Capital investment	1,979	584
Currency translation adjustments	(52,029)	(13,818)

End of Year	$127,224	$177,452

Summarized financial information for the Company’s investment in associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2018	Period Ended[1] December 31, 2017
Revenue	$0	$—
Administration expenses	(1,140)	(113)
Other income	546	20
Total net (loss) income	(594)	(93)

Company’s share of net (loss) income of associate	$(178)	$(28)

1	Financial results presented above pertain to the period beginning July 3, 2017, the date of acquisition, to December 31, 2017.

In $000s	December 31, 2018	December 31, 2017
Current Assets	$668	$619
Non-current Assets	423,758	591,343

Total Assets	$424,426	$591,962

Current Liabilities	347	456
Non-current Liabilities	0	—

Total Liabilities	$347	$456

Net Assets	424,079	591,506

Company’s share of net assets of associate	$127,224	$177,452